Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ (3,006,823)	$ (3,209,283)	$ (3,408,922)
Reserve for Capital Increase in 2013
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,345,368)	(1,345,368)	(1,345,368)
Reserve for Corporate Reorganization
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	716,712	716,712	716,712
Reserve for Subsidiaries Transactions
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(456,349)	(439,290)	(439,290)
Reserve for Transition to IFRS
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,490,605)	(1,490,605)	(1,490,604)
Reserve for Merger of Enel Americas, Endesa Americas and Chilectra Americas
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(730,748)	(730,748)	(730,748)
Reserve for Tender Offer of Endesa Americas and Withdrawal Rights
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(57,101)	(57,101)	(57,100)
Argentine hyperinflation
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	446,196	205,130
Reserve for Capital Increase year 2019
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(20,797)
Other miscellaneous reserves
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ (68,763)	$ (68,013)	$ (62,524)